Related Parties	12 Months Ended
Dec. 31, 2017
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Related Parties

Note 20    Related Parties

Related party transactions were made in the normal course of business and at the terms that would exist in arm’s-length transactions.

(a) Transactions with certain related parties

Transactions with MFLP, a wholly owned unconsolidated partnership, and MFCT, a wholly owned unconsolidated trust, are described in notes 11, 12 and 18.

(b) Compensation of key management personnel

The Company’s key management personnel are those personnel who have the authority and responsibility for planning, directing and controlling the activities of the Company. Directors (both executive and non-executive) and senior management are considered key personnel. Accordingly, the summary of compensation of key management personnel is as follows.

For the years ended December 31,	2017	2016
Short-term employee benefits	$44	$33
Post-employment benefits	3	3
Share-based payments	43	44
Termination benefits	6	4
Other long-term benefits	2	3
Total	$98	$87